Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Authorized Common Stock
The table below presents the details of the Company’s authorized common stock as of the following period:

December 31, 2021
Common stock:
Authorized shares of common stock	500,000,000
Common stock par value per share	$0.0001
Common stock outstanding at the period end	135,566,227
The table below presents the details of the Company’s authorized preferred stock as of the following period:

December 31, 2021
Preferred stock:
Authorized shares of preferred stock	1,000,000
Preferred stock par value per share	$0.0001
Preferred stock outstanding at the period end	—